Payroll costs, share based payments and management incentive schemes - Number of Persons Employed by the Company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits And Share-Based Payments [Abstract]
Wages and salaries	€ 347.7	€ 330.5	€ 293.6
Social security costs	88.4	73.8	72.9
Other pension costs	17.5	17.5	19.6
Total payroll costs	€ 453.6	€ 421.8	€ 386.1